Schedule of summary of contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract Assets	R$ 6,888,048	R$ 5,492,797
Current	148,488	285,682
Noncurrent	6,739,560	5,207,115
Power Distribution Service Concession 1 [Member]
IfrsStatementLineItems [Line Items]
Contract Assets	1,798,195	1,114,961
Piped Gas Distribution Service Concession 1 [Member]
IfrsStatementLineItems [Line Items]
Contract Assets	29,815	27,254
Power Transmission Concession 1 [Member]
IfrsStatementLineItems [Line Items]
Contract Assets	R$ 5,060,038	R$ 4,350,582